Taxation - Reconciliation of effective tax rate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected tax provision at weighted average rate	$ 43,092	$ 53,358	$ (66,493)
Permanent differences:
Non taxable investment (income) loss	(9,847)	(16,717)	(14,246)
Non taxable (income) loss	(40,898)	(25,711)	(3,265)
Prior year adjustments	6,067	(622)	(9,206)
Prior year adjustments on completion of IRS examinations	0	(19,192)	0
State, local and foreign taxes	12,225	18,312	42,581
Valuation allowance	5,754	(16,644)	24,990
Allocated investment income	5,949	41,727	21,483
Stock options	1,501	4,749	5,840
Non-deductible expenses	23,662	16,145	12,901
Reconciliation Of Effective Tax Rate Realized Capital Loss Carry-Forward Valuation Allowance Reduction	0	(24,473)	0
Non-deductible goodwill impairment	0	0	57,069
Non-taxable reserve release	0	3,096	(11,947)
Uncertain tax positions	30,000	0	0
Total Tax Expense	$ 77,505	$ 34,028	$ 59,707